CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 240,378	$ 157,814
Restricted cash	8,797	17,284
Accounts receivable, net	42,237	75,030
Other investments	47,000	0
Prepaid expenses and other current assets	61,336	60,296
Total current assets	399,748	310,424
Vessels, net	3,734,671	3,777,329
Deposits for vessels acquisitions	434,134	218,663
Other long-term assets	62,111	46,122
Deferred dry dock and special survey costs, net	145,932	99,999
Amounts due from related parties	$ 39,570	$ 41,403
Other Receivable, after Allowance for Credit Loss, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Intangible assets	$ 60,431	$ 78,716
Operating lease assets	270,969	323,048
Total non-current assets	4,747,818	4,585,280
Total assets	5,147,566	4,895,704
Current liabilities
Accounts payable	25,488	27,117
Accrued expenses	23,608	16,049
Deferred revenue	63,306	38,875
Operating lease liabilities, current portion	30,136	39,853
Amounts due to related parties	$ 32,026	$ 104,751
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Current portion of financial liabilities, net	$ 138,696	$ 216,955
Current portion of long-term debt, net	146,340	174,140
Total current liabilities	459,600	617,740
Operating lease liabilities, net	240,602	271,262
Unfavorable lease terms	27,984	47,906
Long-term financial liabilities, net	824,646	864,661
Long-term debt, net	751,781	689,691
Deferred revenue	63,915	50,138
Other long-term liabilities	8,586	11,343
Total non-current liabilities	1,917,514	1,935,001
Total liabilities	2,377,114	2,552,741
Commitments and contingencies	0	0
Partners’ capital:
Common Unitholders (30,184,388 common units issued and outstanding at each of December 31, 2023 and December 31, 2022)	2,724,436	2,305,494
General Partner (622,296 general partner units issued and outstanding at each of December 31, 2023 and December 31, 2022)	46,016	37,469
Total partners’ capital	2,770,452	2,342,963
Total liabilities and partners’ capital	$ 5,147,566	$ 4,895,704